Share Capital - Summary of Share Capital (Parenthetical) (Detail) - $ / shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	130,000,000	130,000,000	130,000,000	130,000,000
Class A ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	110,000,000	110,000,000	110,000,000	110,000,000
Class B ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	20,000,000	20,000,000	20,000,000	20,000,000
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	100,000,000	100,000,000	100,000,000	100,000,000
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01